DIVERSIFIED RESTAURANT HOLDINGS, INC.

27680 Franklin Road

Southfield, MI 48034

July 2, 2018

VIA EDGAR

United States Securities and

Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Diversified Restaurant Holdings, Inc.

Registration Statement on Form S-3

File No. 333- 225457

Dear Ladies and Gentlemen:

Diversified Restaurant Holdings, Inc. (the “Company”) hereby transmits Amendment No. 2 (“Amendment No. 2”) to the above-referenced Registration Statement on Form S-3 (the “Registration Statement”). In this letter, we respond to the comments of the staff (the “Staff”) of the Division of Corporation Finance contained in the Staff’s letter dated June 29, 2018. In addition to changes responsive to the Staff’s comments, Amendment No. 2 also contains certain other updating changes.

Where you can find more information, page 2

1.     Please update this section to include the Form 8-K filed June 28, 2018. Further, should you wish to incorporate by reference other Exchange Act reports filed during the period prior to the effectiveness of this registration statement, please also state that any applicable filings made after the date of the initial registration statement and prior to effectiveness of this registration statement will be deemed incorporated by reference. For guidance, see Securities Act Forms Compliance and Disclosure Interpretation 123.05. Response:

In response to the Staff’s comment, we have revised page 2 of the prospectus in Amendment No. 2.

Risk Factors, page 4

2.     Since you have incorporated by reference risk factor disclosure from your 10-K, please revise this section to address the risks associated with failing to meet the continued listing requirements of the NASDAQ Stock Market. To provide context, discuss the notice you received on June 22, 2018 from the Listing Qualifications Department of the Nasdaq Stock Market stating that for the prior 30 consecutive business days the market value of your listed securities had been below the minimum required for continued inclusion on the Nasdaq Capital Market and that failure to regain compliance may result in the delisting of your securities.

In response to the Staff’s comment, we have revised page 4 of the prospectus in Amendment No. 2.

Should you have any questions, please do not hesitate to contact our legal counsel, D. Richard McDonald, Esq., of Dykema Gossett PLLC, at (248) 203-0859.

Very truly yours, DIVERSIFIED RESTAURANT HOLDINGS, INC. /s/ David G. Burke David G. Burke President and CEO